Share-based Compensation - RSUs (Details) - RSUs - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Numbers of Shares
Beginning of the period (in shares)	2,880,065	7,430,024
Granted (in shares)	11,042,990	4,336,815
Vested (in shares)	(4,199,445)	(4,243,680)
Forfeited (in shares)	(2,118,691)	(4,643,094)
End of the period (in shares)	7,604,919	2,880,065
Weighted Average Grant Date Fair Value
Beginning of the period (per share)	$ 0.86	$ 0.86
Granted (per share)	0.08	1.04
Vested (per share)	0.37	0.95
Forfeited (per share)	0.34	0.94
End of the period (per share)	$ 0.14	$ 0.86